Note 16 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]

Note 16. Cash and Cash Equivalents

	December 31,
	2024	2023
	(USD in thousands)
Cash and cash equivalents	$5,952	$5,583
Total cash and cash equivalents	$5,952	$5,583

Cash and cash equivalents consist mainly of cash on deposit with banks, and $0.9 million and $1.4 million held in an escrow account relating to the 2023 Securities Purchase Agreement as of December 31, 2024 and 2023, respectively. We have made all delivery obligations related to the amounts held in the escrow account as of December 31, 2024 and 2023.

Changes in net working capital

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Changes in receivables and tax receivables	$374	$1,107	$(1,486)
Changes in trade payables	449	502	(599)
Changes in other payables	(303)	(47)	(792)
Changes in net working capital	$520	$1,562	$(2,877)

Working capital is defined as current assets (excluding cash) less current liabilities and measures the net liquid assets the Company has available for the business.

Adjustments for non-cash items

Adjustments of non-cash items in the consolidated statements of comprehensive loss:

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Income taxes	$(788)	$(790)	$(772)
Tax credit schemes accounted for as grants	(25)	(194)	(226)
Depreciation	607	615	571
Impairment	—	—	87
Interest income	(254)	(154)	(13)
Interest expense	962	897	798
Share-based compensation expenses	357	479	942
Acquisition of property, plant and equipment	—	—	—
Loss in change from fair value of derivative liability	(3,693)	110	—
Gain in change from fair value of warrant liability	(190)	(392)	(395)
Other adjustments: Other adjustments, primarily exchange rate adjustments	(67)	615	(1,315)
Total adjustments for non-cash items	$(3,091)	$1,186	$(323)

Reconciliation of Liabilities from Financing Activities

	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2023	Cash flows	interest	Costs	Additions	adjustment	2024
Lease liabilities	$2,222	$(331)	$161	$—	$—	$(137)	$1,915
Borrowings	8,648	(805)	703	—	—	(360)	8,186
Provisions	149	—	—	—	—	(8)	141
Total liabilities from financing activities	$11,019	$(1,136)	$864	$—	$—	$(505)	$10,242

	December 31,		Accumulated	Transaction		Exchange rate	December 31,
(USD in thousands)	2022	Cash flows	interest	Costs	Additions	adjustment	2023
Lease liabilities	$2,255	$(326)	$172	$—	$45	$76	$2,222
Borrowings	8,000	(306)	638	—	65	251	8,648
Provisions	144	—	—	—	—	5	149
Total liabilities from financing activities	$10,399	$(632)	$810	$—	$110	$332	$11,019